Condensed Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Class A Common stock	Class B Common stock	Additional paid-in capital	Accumulated deficit	Total
Beginning Balance at Jun. 07, 2021
Beginning Balance (in Shares) at Jun. 07, 2021
Issuance of Common Stock to initial stockholder		$ 467	24,533		25,000
Issuance of Common Stock to initial stockholder (in Shares)		4,679,125
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)			4,866,687		4,866,687
Sale of private placement units	$ 88		8,849,912		8,850,000
Sale of private placement units (in Shares)	885,000
Forfeiture of shares		$ (8)	8
Forfeiture of shares (in Shares)		(82,875)
Accretion for Class A Common Stock Subject to Redemption			(13,741,140)	(7,354,865)	(21,096,005)
Net loss				(315,547)	(315,547)
Ending Balance at Dec. 31, 2021	$ 88	$ 459		(7,670,412)	(7,669,865)
Ending Balance (in Shares) at Dec. 31, 2021	885,000	4,596,250
Net loss				(377,997)	(377,997)
Ending Balance at Mar. 31, 2022	$ 88	$ 459		(8,048,409)	(8,047,862)
Ending Balance (in Shares) at Mar. 31, 2022	885,000	4,596,250
Beginning Balance at Dec. 31, 2021	$ 88	$ 459		(7,670,412)	(7,669,865)
Beginning Balance (in Shares) at Dec. 31, 2021	885,000	4,596,250
Accretion for Class A Common Stock Subject to Redemption				(2,662,553)	(2,662,553)
Net loss				(667,736)	(667,736)
Ending Balance at Dec. 31, 2022	$ 88	$ 459		(11,000,701)	(11,000,154)
Ending Balance (in Shares) at Dec. 31, 2022	885,000	4,596,250
Accretion for Class A Common Stock Subject to Redemption				(96,794)	(96,794)
Net loss				(481,712)	(481,712)
Ending Balance at Mar. 31, 2023	$ 88	$ 459		$ (11,579,207)	$ (11,578,660)
Ending Balance (in Shares) at Mar. 31, 2023	885,000	4,596,250